Note 1 - Summary of Significant Accounting Policies (Details) - Schedule of Inventory - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Inventory [Abstract]
Finished goods	$ 30,237	$ 88,362
Raw materials	162,623	237,556
Work-In-Process	38,880	41,449
Total	$ 231,740	$ 367,367